BORROWINGS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 Beijing Origin Seed Limited [Member] CNY	Sep. 30, 2012 Beijing Origin Seed Limited [Member] CNY	Sep. 30, 2013 Linze Origin Seed Limited [Member] CNY	Sep. 30, 2013 Linze Origin Seed Limited [Member] Maximum [Member]	Sep. 30, 2013 Linze Origin Seed Limited [Member] Minimum [Member]	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] CNY	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Maximum [Member]	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] Maximum [Member]	Sep. 30, 2013 Xinjiang Originbo Seed Company Limited [Member] Minimum [Member]	Sep. 30, 2012 Xinjiang Originbo Seed Company Limited [Member] Minimum [Member]	Sep. 30, 2013 Origin Agritech Limited [Member] CNY
Short Term Debt Secured	65,000	5,000			65,000	5,000
Short Term Debt Unsecured	140,000	30,000			30,000		110,000
Finite Lived Intangible Assets Collateral To Bank Loan					2,485	2,546				12,191
Plant and Equipment Gross Collateral To Bank Loan					34,610	35,570				157,119
Short Term Debt Instrument Annual Interest Rate	6.90%				6.30%	6.888%		7.216%	6.00%
Long Term Debt Instrument Annual Interest Rate										6.72%	7.315%	7.04%	7.04%	7.315%	2.567%
Long-Term Debt, Current Maturities	16,500	4,000		2,684
Interest Expense, Debt	11,326	4,029	1,469
Debt, Weighted Average Interest Rate		7.04%	6.56%	6.26%
Long Term Debt Secured	46,319									34,023
Long Term Debt Unsecured	35,000					39,000	30,000								12,296
Restricted Cash and Cash Equivalents	14,350